Loans and advances to clients (Tables)	12 Months Ended
Dec. 31, 2017
Loans and advances to clients (Tables) [Abstract]
Balances of Loans and advances to customers

The breakdown, by classification, of the balances of “Loans and advances to clients” in the consolidated financial statements is as follows:

Thousand of reais	2017	2016	2015

Loans and receivables	272,420,157	252,002,774	252,033,449
Of which:
Loans and receivables at amortized cost	287,829,213	268,437,556	267,266,449
Impairment losses	-15,409,056	(16,434,782)	(15,233,000)
Loans and advances to customers, net	272,420,157	252,002,774	252,033,449
Loans and advances to customers, gross	287,829,213	268,437,556	267,266,449

Thousand of reais	2017	2016	2015

Type:
Loans operations (1)	272,561,017	257,256,452	257,671,667
Lease Portfolio	1,888,444	2,092,882	2,126,210
Repurchase agreements	403,415	308,483	517,536
Other receivables (2)	12,976,337	8,779,739	6,951,036
Total	287,829,213	268,437,556	267,266,449

(1) Includes loans and other loans with credit characteristics.

(2) Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Loan borrower sector

Following is a detail, by loan type and status, borrower sector and interest rate formula, of the loans and advances to clients, which reflect the Bank's exposure to credit risk in its core business, gross of impairment losses:

Thousand of reais	2017	2016	2015
Loan borrower sector:
Commercial, and industrial	140,619,110	140,992,900	150,880,864
Real estate-construction	34,808,681	36,650,011	36,851,879
Installment loans to individuals	110,512,978	88,701,763	77,407,496
Lease financing	1,888,444	2,092,882	2,126,210
Total (1)	287,829,213	268,437,556	267,266,449

(1) It includes commercial credit, secured loans, reverse repurchase agreements, finance leases, other term loans and impaired assets.

Interest rate formula

Thousand of reais	2017	2016	2015
Interest rate formula:
Fixed interest rate	202,592,491	178,231,509	173,018,504
Floating rate	85,236,722	90,206,047	94,247,945
Total	287,829,213	268,437,556	267,266,449

Debt Sector by Maturity

								2017
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	103,377,571	59.33%	31,262,492	37.89%	5,979,047	19.25%	140,619,110	48.85%

Real estate	7,791,753	4.47%	10,970,004	13.29%	16,046,924	51.65%	34,808,681	12.09%
Installment loans to individuals	62,078,225	35.63%	39,393,699	47.74%	9,041,054	29.10%	110,512,978	38.40%

Lease financing	1,000,418	0.57%	886,833	1.07%	1,193	0.00%	1,888,444	0.66%
Loans and advances to customers, gross	174,247,967	100.00%	82,513,028	99.99%	31,068,218	100.00%	287,829,213	100.00%

								2016
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	99,657,024	61.65%	35,789,118	45.10%	5,546,758	20.23%	140,992,900	52.52%

Real estate	8,648,702	5.35%	11,761,420	14.82%	16,239,889	59.23%	36,650,011	13.65%
Installment loans to individuals	52,205,927	32.29%	30,867,880	38.90%	5,627,956	20.53%	88,701,763	33.05%

Lease financing	1,152,579	0.71%	937,951	1.18%	2,352	0.01%	2,092,882	0.78%
Loans and advances to customers, gross	161,664,232	100.00%	79,356,369	100.00%	27,416,955	100.00%	268,437,556	100.00%

Maturity

Thousand of reais	2017	2016	2015

Maturity
Less than 1 year	174,247,968	161,664,232	116,555,381
Between 1 and 5 years	82,513,030	79,356,369	104,563,829
More than 5 years	31,068,215	27,416,955	46,147,239
Loans and advances to customers, gross	287,829,213	268,437,556	267,266,449

Internal risk classification
Low	226,098,497	207,889,639	211,645,464
Medium-low	33,635,378	32,104,168	29,500,791
Medium	10,423,293	10,940,879	8,638,914
Medium - high	8,215,024	6,976,969	8,552,474
High	9,457,021	10,525,901	8,928,806
Loans and advances to customers, gross	287,829,213	268,437,556	267,266,449

Changes in the allowances for the impairment losses on the balances of Loans and receivables

The changes in the allowances for the impairment losses on the balances of “Loans and receivables” were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	18,191,126	15,411,759	13,562,811
Impairment losses charged to income for the year	13,492,072	14,383,935	13,723,179
Of which:
Commercial and industrial	5,499,018	6,523,051	6,634,110
Real estate-construction	471,366	369,431	91,196
Installment loans to individuals	7,460,458	7,616,819	6,765,541
Lease financing	61,230	-125,366	232,332
Write-off of impaired balances against recorded impairment allowance	-13,421,560	(11,604,568)	(11,874,231)
Of which:
Commercial and industrial	-5,715,903	(4,553,166)	(4,953,324)
Real estate-construction	(341,804)	-189,625	-77,412
Installment loans to individuals	-7,312,310	(6,810,997)	(6,621,809)
Lease financing	(51,543)	-50,780	-221,686
Balance at end of year	18,261,638	18,191,126	15,411,759
Of which:
Loans and advances to customers	15,409,056	16,434,782	15,233,000
Loans and amounts due from credit institutions (Note 6)	69,015	201,441	178,759
Provision for Debt Instruments (Note 7)	2,783,567	1,554,903	-
ecoveries of loans previously charged off	1,153,931	994,101	757,320
Of which:
Commercial and industrial	412,514	562,393	293,668
Real estate-construction	209,940	102,826	86,360
Installment loans to individuals	521,589	314,422	348,090
Lease financing	9,888	14,460	29,202

The balances of the provision for losses due to non-recovery by debtor sector

The balances of the provision for losses due to non-recovery by debtor sector are as follows:

Thousand of reais	2017	2016	2015

Commercial and industrial	10,338,225	10,555,109	8,585,225
Real estate -construction	493,422	363,859	184,053
Installment loans to individuals	7,373,969	7,225,822	6,420,000
Lease financing	56,022	46,336	222,481
Total	18,261,638	18,191,126	15,411,759

Loans and receivables - loans and advances to customers

The details of the changes in the balance of the financial assets classified as “Loans and receivables - loans and advances to clients” (as defined at Note 1.i) and considered to be impaired due to credit risk are as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	18,887,132	18,599,379	14,011,225
Net additions	13,679,423	11,892,321	16,462,385
Written-off assets	(13,421,560)	(11,604,568)	(11,874,231)
Balance at end of year	19,144,995	18,887,132	18,599,379

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount:

Thousand of reais	2017	2016	2015

With no Past-Due Balances or Less than 3 Months Past Due	10,844,831	10,550,548	10,307,442
With Balances Past Due by
3 to 6 Months	4,123,796	2,983,575	3,763,466
6 to 12 Months	3,791,805	4,921,527	4,186,323
12 to 18 Months	271,965	339,596	265,407
18 to 24 Months	20,825	53,578	20,045
More than 24 Months	91,773	38,308	56,696
Total	19,144,995	18,887,132	18,599,379

Debt Sector
Commercial and industrial	11,993,953	11,628,655	10,748,644
Real estate - Construction	781,886	718,514	828,966
Installment loans to individuals	6,304,134	6,487,717	6,970,241
Lease financing	65,022	52,246	51,528
Total	19,144,995	18,887,132	18,599,379

Loan past due for less than 90 days but not classified as impaired

e) Loan past due for less than 90 days but not classified as impaired

Thousand of reais	2017	% of total loans past due for less than 90 days	2016	% of total loans past due for less than 90 days	2015	% of total loans past due for less than 90 days

Commercial and industrial	3,559,349	19.90%	4,141,349	23.79%	5,072,197	24.27%
Real estate - Construction	4,879,563	27.29%	5,201,709	29.88%	7,551,584	36.13%
Installment loans to individuals	9,266,366	51.82%	7,957,294	45.71%	8,235,699	39.40%
Financial Leasing	176,528	0.99%	108,607	0.62%	41,013	0.20%
Total (1)	17,881,806	100.00%	17,408,959	100.00%	20,900,493	100.00%

Gross investment in lease transactions

Gross investment in lease transactions

Thousand of reais	2017	2016	2015

Overdue	11,412	16,051	21,127
Due to:
Up to 1 year	1,057,023	1,207,473	1,241,798
From 1 to 5 years	1,101,104	1,190,844	1,184,418
Over 5 years	2,177	4,079	6,078
Total	2,171,716	2,418,447	2,453,421